Federal Home Loan Bank Advances and Borrowings (Tables)	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Summary of Advances Outstanding from FHLB

At December 31, 2014 and 2013, the Company had advances outstanding from the FHLB that are summarized as follows:

Advance	Interest Basis	Current Rate	Maturity	Call or Conversion Date
$2,000	Fixed	4.06%	February 1, 2019	N/A
15,000	Fixed	1.04%	January 26, 2016	N/A
5,000	Fixed	3.96%	July 2, 2018	N/A

$22,000